OTHER LONG-TERM ASSETS - Narrative (Details) - 95 MW Uruguay Wind Asset Portfolio	Sep. 20, 2023 MW
Disclosure of detailed information about investment property [line items]
Portion of ownership interest	100.00%
Wind power capacity	95